Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		¥ 970,993,759	¥ 61,293,114		¥ 9,693,008	¥ 970,993,759	$ 9,618,227
Impairment loss			0		0	0
Employee defined contribution plan expensed			87,227,402	$ 13,687,883	35,451,168	66,584,898
VAT incurred		130,059,457	478,981,515		207,266,214	130,059,457	75,162,652
Exchange rate			6.3726	1.00
Contract assets			1,325,397,497		645,992,745		207,983,789
Unsatisfied performance obligations			5,461,882		38,381,520		857,088
Unrealized gains (losses) on interest rate swap contracts						3,300,000
Right-of-use assets			97,000,000				15,000,000
Lease liabilities			94,000,000				15,000,000
Financing receivables written off			140,834,287	22,099,973	66,742,161
Post Origination Administrative Services Revenue			41,561,564	6,521,916	73,775,464	86,251,498
Adjustments due to the adoption of ASC 606		¥ 5,491,660,291	6,990,566,821		8,375,209,137	¥ 5,491,660,291	$ 1,096,972,480	¥ 17,585,853	¥ 5,255,366,828
Contract with Customer, Liability, Revenue Recognized			¥ 89,300,000	14,100,000	¥ 34,900,000
Lessee, Operating Lease, Term of Contract			12 months				12 months
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]			Lease liabilities		Lease liabilities		Lease liabilities
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]			Assets, Current		Assets, Current		Assets, Current
Cross Currency Interest Rate Contract [Member]
Summary Of Significant Accounting Policies [Line Items]
Outstanding notional amount of interest rate swap contracts			¥ 103.6		¥ 0		$ 16.3
Unrealized gains (losses) on interest rate swap contracts			¥ 5,300,000	$ 800,000	¥ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Financial Institutions [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers			10.00%	10.00%	36.50%	39.10%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Financial Institutions [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers			16.80%	16.80%
General VAT [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			6.00%	6.00%
Small Scale VAT [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			3.00%	3.00%
General Collaboration Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash			¥ 149,343,409		¥ 140,785,028		23,435,240
Guarantee Deposits Risk Assured Arrangements [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash			¥ 974,336,804		747,207,120		152,894,706
Collateral for Short-term Borrowings [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash					¥ 51,793,630		$ 8,127,551
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			6 years	6 years
Minimum [Member] | Automobile Sales [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	6.00%
Minimum [Member] | Electronic Technology [member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate		6.00%
Minimum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			6 years	6 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			10 years	10 years
Maximum [Member] | Automobile Sales [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	16.00%
Maximum [Member] | Electronic Technology [member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate		13.00%
Maximum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			10 years	10 years
Weighted Average [Member] | Computer Software, Intangible Asset [Member]
Summary Of Significant Accounting Policies [Line Items]
Weighted average amortization period			9 years 1 month 9 days	9 years 1 month 9 days	9 years 3 months 3 days